SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended								0 Months Ended			1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended
	Aug. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 10, 2014	Dec. 03, 2012	Apr. 30, 2014	Dec. 31, 2012	Dec. 29, 2010	Nov. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Oct. 31, 2014	Oct. 14, 2014	Oct. 15, 2014	Dec. 15, 2014	Dec. 19, 2014	Feb. 18, 2014	Mar. 31, 2014	Oct. 09, 2014	Nov. 10, 2014	Nov. 28, 2014
Subsequent Event [Line Items]
Common Stock, Shares, Issued				24,332,098		18,807,500	17,932,500				17,932,500
Proceeds From Issuance Of Common Stock				$ 1,275,000	$ 700,000	$ 825,000	$ 475,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,722,500		1,405,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				8 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				174.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value		862,124
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value		459,000
Share-based Compensation, Total				18,922,507	1,893,057	2,009,910	1,021,512
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total				3,137,850		599,155
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			1,800,000
Debt Instrument, Face Amount	50,000	50,000
Debt Instrument, Maturity Date, Description	due in December 2014
Consulting Agreement [Member] | June, 15, 2014 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				40,000
Consulting Agreement [Member] | October, 15, 2014 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				40,000
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price						$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								2.67%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			8 years					10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								170.00%	178.45%	170.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											929,734
Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock												8,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														850,000	25,000	177,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period 1														3 years	1 year	3 years
Share Based Compensation Arrangements By Share Based Payment Award Options Grant Date Share Price														$ 2.99	$ 3.15	$ 3.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price														$ 1.00	$ 1.00	$ 1.00							$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														2.00%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term														10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														183.52%	186.05%	183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value														2,515,575	77,565	597,838
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value														1,691,500	53,750	426,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total													10,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition													30 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period													217,175
Subsequent Event [Member] | Put Option [Member]
Subsequent Event [Line Items]
Proceeds from Loans																	300,000
Issuance Of Company Stock																	892,050
Options Indexed To Issuers Excess Put Shares																	1,407,950
Subsequent Event [Member] | Third Party [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																		40,000	10,000
Loans Receivable Rates Of Interest																		1.00%	1.00%
Due On Loans Receivable																		Jan. 12, 2015	Jan. 13, 2015
Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																	50,000
Loans Receivable Rates Of Interest																	1.00%
Due On Loans Receivable																	Dec. 01, 2014
Subsequent Event [Member] | LG [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																				110,000
Debt Instrument, Unamortized Discount																				100,000
Debt Instrument, Redemption Price, Percentage																				8.00%
Debt Instrument, Maturity Date, Description																				The note is convertible by LG, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which LG provides us with a notice of conversion. The convertible note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%
Debt Instrument Discounted Price Percentage																				10.00%
Subsequent Event [Member] | JMJ [Member]
Subsequent Event [Line Items]
Additional Debt Instrument Face Amount																				250,000
Subsequent Event [Member] | JMJ [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																				55,555
Debt Instrument, Unamortized Discount																				50,000
Debt Instrument, Maturity Date, Description																				The convertible note, including accrued interest due thereon, is convertible by JMJ, at its option, any time after 180 days from the date of issuance at a conversion price equal to the lesser of $0.16 or 60% of the average of the two lowest trading prices during the twenty trading days prior to conversion. The convertible note may be prepaid by us any time within 120 days from the date of issuance without payment of interest. If we dont prepay the convertible note within such 120 day period, a one-time interest charge of 12% will be applied to the principal amount. If at any time when the convertible note is outstanding, we issue securities on more favorable terms than those contained in the convertible note, JMJ has the option to include the more favorable terms in the convertible note.
Debt Instrument Discounted Price Percentage																				10.00%
Subsequent Event [Member] | KBM [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																					64,000
Debt Instrument, Redemption Price, Percentage																					8.00%
Debt Instrument, Maturity Date, Description																					The note is convertible by KBM at its option any time after 180 days from issuance at a conversion price equal to 58% of the average of the lowest three trading prices for the Companys common stock during the ten trading day period prior to the date on which KBM provides us with a conversion notice. The note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 140% for prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 120%, for the 61-90 day period is 125%, for the 91-120 day period is 130% and for the 121-150 day period is 135%.
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Termination Notice Period								30 days
Fees Per Month								2,500
Share-based Compensation, Total								316,000
Common Stock, Capital Shares Reserved for Future Issuance								100,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																						3,884
Stock Issued During Period, Shares, Issued for Services																							43,884
Public Relations Advice And Service Fees								5,000														6,000
Public Relations Advice And Service Fees To Be Paid								5,000
Share-based Compensation, Total																							139,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | June, 15, 2014 [Member]
Subsequent Event [Line Items]
Public Relations Advice And Service Fees To Be Paid								5,000
Restricted Stock Issuable Shares								40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | October, 15, 2014 [Member]
Subsequent Event [Line Items]
Public Relations Advice And Service Fees To Be Paid								5,000
Restricted Stock Issuable Shares								40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | March, 10, 2014 [Member]
Subsequent Event [Line Items]
Restricted Stock Issuable Shares								40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | March, 10, 2014 [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted Stock Issuable Shares								120,000
Subsequent Event [Member] | Corporate Advisory Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued														625,000									625,000
Proceeds From Issuance Of Common Stock																							625,000
Stock Issued During Period, Shares, Issued for Services																							3,650,000
Share-based Compensation, Total																							11,560,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														750,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grant Date Share Price														$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price														$ 1.00									$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term														10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														170.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate														0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value														2,207,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value														1,492,500
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																								25,000
Loans Receivable Rates Of Interest																								1.00%
Due On Loans Receivable																								Jan. 07, 2015
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services														200,000			40,000
Share-based Compensation, Total														632,000
Payment For Servicing Fees																	20,000
Servicing Fees Percentage																	20.00%
Servicing Fees																	100,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																		25,000
Loans Receivable Rates Of Interest																		1.00%
Due On Loans Receivable																		Jan. 12, 2015
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																				$ 15,000					$ 120,000	$ 67,500
Loans Receivable Rates Of Interest																				1.00%					1.00%	1.00%
Due On Loans Receivable																				Mar. 15, 2015					Feb. 08, 2015	Feb. 26, 2015
Subsequent Event [Member] | Maximum [Member] | Put Option [Member]
Subsequent Event [Line Items]
Option Indexed to Issuer's Equity, Strike Price																	$ 0.42038
Subsequent Event [Member] | Minimum [Member] | Put Option [Member]
Subsequent Event [Line Items]
Option Indexed to Issuer's Equity, Strike Price																	$ 0.336304